SHARE-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Assumptions used

	March 31, 2022	December 31, 2021

Dividend yield	N/A	N/A
Risk-free interest rate	1.16%	1.16%
Expected term (in years)	4.31	4.31
Volatility	48.15%	48.15%